United States
                     Securities and Exchange Commission
                           Washington, D.C. 20549

                                  Form N-Q
      Quarterly Schedule of Portfolio Holdings of Registered Management
                            Investment Companies




                                  811-4577

                      (Investment Company Act File Number)


                      Federated Income Securities Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                            5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                               (412) 288-1900
                         (Registrant's Telephone Number)


                         John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 10/31/06


               Date of Reporting Period: Quarter ended 1/31/06
                                         ---------------------







Item 1.     Schedule of Investments



FEDERATED MUNI AND STOCK ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

     Shares or
     Principal
       Amount                                                                          Value

                              COMMON STOCKS--35.0%
                          Consumer Discretionary--3.0%
       15,637         Federated Department Stores, Inc.                        $     1,041,893
       13,200         Gannett Co., Inc.                                               815,760
       33,300         Hasbro, Inc.                                                    705,960
       33,600         Jones Apparel Group, Inc.                                      1,051,008
       15,800         La-Z Boy Chair Co.                                              258,172
       37,240         Limited, Inc.                                                   881,098
       76,400         Mattel, Inc.                                                   1,260,600
      117,200         McDonald's Corp.                                               4,103,172
       67,310         Newell Rubbermaid, Inc.                                        1,591,208
       22,300         Nissan Motor Co. Ltd., ADR                                      498,405
      167,100         Pearson PLC, ADR                                               2,172,300
       11,500         Regal Entertainment Group                                       212,865
       8,200          Superior Industries International, Inc.                         190,240
       25,700         Tupperware Brands Corp.                                         570,540
       11,800         Valeo SA, ADR                                                   237,180
                          TOTAL                                                      15,590,401
                             Consumer Staples--3.4%
       89,750         Albertsons, Inc.                                               2,257,212
       65,800         Altria Group, Inc.                                             4,759,972
       67,600         Coca-Cola Co.                                                  2,797,288
       9,700          Colgate-Palmolive Co.                                           532,433
       20,100         Kimberly-Clark Corp.                                           1,148,112
       28,500         Kraft Foods, Inc., Class A                                      839,040
       82,800         Loews Corp. - Carolina Group                                   3,818,736
       34,600         Sara Lee Corp.                                                  632,488
       25,500         Unilever PLC, ADR                                              1,075,335
                          TOTAL                                                      17,860,616
                      Energy--6.0%
       27,800         BP PLC, ADR                                                    2,010,218
       75,500         Chevron Corp.                                                  4,483,190
       25,100         ConocoPhillips                                                 1,623,970
      166,400         Exxon Mobil Corp.                                              10,441,600
       30,100         Kinder Morgan, Inc.                                            2,897,125
       15,900         Marathon Oil Corp.                                             1,222,233
       15,200         Norsk Hydro A.S., ADR                                          1,872,944
       72,800         Royal Dutch Shell PLC                                          4,958,408
       14,600         Total  SA, ADR, Class B                                        2,019,618
                          TOTAL                                                      31,529,306
                      Financials--9.8%
       11,700         Ace, Ltd.                                                       640,575
       97,781         Bank of America Corp.                                          4,324,855
      114,800         Bank of New York Co., Inc.                                     3,651,788
       35,800         Barclays PLC, ADR                                              1,529,734
       6,200          Capital Federal Financial                                       199,020
      159,200         Citigroup, Inc.                                                7,415,536
       45,700         Federal Home Loan Mortgage Corp.                               3,101,202
       34,000         First Horizon National Corp.                                   1,287,580
       27,000         Gallagher (Arthur J.) & Co.                                     787,320
       42,900         J.P. Morgan Chase & Co.                                        1,705,275
       28,000         Jefferson-Pilot Corp.                                          1,633,240
       53,900         Lloyds TSB Group PLC, ADR                                      1,983,520
       23,300         Mellon Financial Corp.                                          821,791
       43,800         Morgan Stanley                                                 2,691,510
       47,000         Nationwide Financial Services, Inc., Class A                   2,000,320
       12,900         PartnerRe Ltd.                                                  796,962
       18,600         Regions Financial Corp.                                         617,148
       10,500         RenaissanceRe Holdings Ltd.                                     475,755
       66,400         Sun Life Financial Services of Canada                          2,808,056
       87,800         U.S. Bancorp                                                   2,626,098
       15,000         UBS AG - U.S. issue                                            1,632,000
       62,300         Wachovia Corp.                                                 3,415,909
       7,950          Washington Mutual, Inc.                                         336,444
       57,700         Wells Fargo & Co.                                              3,598,172
       12,400         XL Capital Ltd., Class A                                        838,984
                          TOTAL                                                      50,918,794
                      Health Care--2.7%
       69,300         Abbott Laboratories                                            2,990,295
       37,600         Bristol-Myers Squibb Co.                                        856,904
       30,700         GlaxoSmithKline PLC, ADR                                       1,573,068
       25,500         Johnson & Johnson                                              1,467,270
      199,700         Pfizer, Inc.                                                   5,128,296
       46,800         Wyeth                                                          2,164,500
                          TOTAL                                                      14,180,333
                      Industrials--2.0%
       51,980         BAE Systems PLC, ADR                                           1,549,004
       30,800         Cendant Corp.                                                   515,592
      105,300         General Electric Co.                                           3,448,575
       12,800         Lockheed Martin Corp.                                           865,920
       15,700         Northrop Grumman Corp.                                          975,441
       18,100         TNT NV, ADR                                                     593,680
       58,400         Tyco International Ltd.                                        1,521,320
       3,600          Union Pacific Corp.                                             318,456
       22,000         Waste Management, Inc.                                          694,760
                          TOTAL                                                      10,482,748
                          Information Technology--0.3%
       11,200         Automatic Data Processing, Inc.                                 492,128
       23,000         Intel Corp.                                                     489,210
       15,000         Nokia Oyj, ADR, Class A                                         275,700
       13,800         Paychex, Inc.                                                   501,630
                          TOTAL                                                      1,758,668
                      Materials--2.0%
       8,100          Air Products & Chemicals, Inc.                                  499,689
       35,300         Alcoa, Inc.                                                    1,111,950
       26,950         Du Pont (E.I.) de Nemours & Co.                                1,055,092
       17,400         Hanson PLC, ADR                                                1,008,330
       8,700          PPG Industries, Inc.                                            517,650
       8,100          Rio Tinto PLC, ADR                                             1,660,581
       20,800         Rohm & Haas Co.                                                1,058,720
       20,300         Southern Copper Corp.                                          1,768,130
       43,500         UPM - Kymmene OY, ADR                                           892,620
       33,300         Worthington Industries, Inc.                                    686,979
                          TOTAL                                                      10,259,741
                      Telecommunication Services--3.3%
      294,750         AT&T, Inc.                                                     7,648,762
       20,600         BCE, Inc.                                                       498,726
       52,500         BellSouth Corp.                                                1,510,425
       21,100         Magyar Telekom, ADR                                             486,777
       46,800         TDC A/S, ADR                                                   1,492,920
       12,600         Telefonos de Mexico, Class L, ADR                               299,124
      195,300         Telstra Corp. Ltd., ADR                                        2,995,902
       38,300         Verizon Communications                                         1,212,578
       64,000         Vodafone Group PLC, ADR                                        1,351,040
                          TOTAL                                                      17,496,254
                      Utilities--2.5%
       31,000         DPL, Inc.                                                       794,840
       37,600         Duke Energy Corp.                                              1,065,960
       52,800         Edison International                                           2,313,696
       22,300         Enel SpA, ADR                                                   946,858
       24,200         Equitable Resources, Inc.                                       892,980
       43,700         Exelon Corp.                                                   2,509,254
       17,300         National Grid PLC, ADR                                          892,680
       43,400         Northeast Utilities Co.                                         862,792
       25,600         ONEOK, Inc.                                                     723,456
       16,100         Progress Energy, Inc.                                           702,282
       57,800         Scottish & Southern Energy PLC, ADR                            1,098,182
       20,200         United Utilities PLC, ADR                                       493,688
                          TOTAL                                                      13,296,668
                          TOTAL COMMON STOCKS (IDENTIFIED COST
                          $162,750,982)                                             183,373,529

                             MUNICIPAL BONDS--57.4%
                      Alabama--1.4%
 $   1,000,000        Alabama State Board of Education, (John C. Calhoun
                      Community College), Revenue Bonds (Series 2002A),
                      5.250%, (FGIC INS), 05/01/2023                                 1,076,430
     2,000,000        Birmingham-Baptist Medical Centers, AL Special Care
                      Facilities Financing Authority, (Baptist Health
                      System of Birmingham), Revenue Bonds (Series
                      2005A), 5.000%, 11/15/2030                                     1,955,360
     1,650,000        Courtland, AL IDB, (International Paper Co.), PCR
                      Refunding Bonds (Series 2005A), 5.000%, 06/01/2025             1,654,768
     1,000,000        Mobile, AL Water & Sewer Commissioners, Water &
                      Sewer Revenue Bonds, 5.250%, (FGIC INS), 01/01/2020            1,068,500
     1,370,000        Montgomery, AL BMC Special Care Facilities Finance
                      Authority, (Baptist Health of Montgomery), Revenue
                      Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024            1,400,537
                          TOTAL                                                      7,155,595
                      Alaska--0.4%
     1,000,000        Alaska Municipal Bond Bank, Revenue Bonds (Series
                      2003E), 5.250%, (MBIA Insurance Corp. INS),
                      12/01/2022                                                     1,080,010
     1,000,000        Alaska Municipal Bond Bank, Revenue Bonds, 5.250%,
                      (MBIA Insurance Corp. INS), 12/01/2022                         1,069,410
                          TOTAL                                                      2,149,420
                      Arizona--0.9%
     1,700,000        Glendale, AZ IDA, (John C. Lincoln Health Network),
                      Hospital Revenue Refunding Bonds (Series 2005),
                      5.000%, 12/01/2035                                             1,679,107
     2,000,000        Maricopa County, AZ Unified School District No.
                      210, UT GO School Improvement Bonds (Series A),
                      5.000%, (FSA INS), 07/01/2020                                  2,126,960
      850,000         Tempe, AZ IDA, (Friendship Village of Tempe),
                      Senior Living Refunding Revenue Bonds (Series
                      2004A), 5.375%, 12/01/2013                                      858,424
                          TOTAL                                                      4,664,491
                      Arkansas--0.4%
     1,000,000        Independence County, AR, (Entergy Arkansas, Inc.),
                      PCR Refunding Bonds (Series 2005), 5.000%,
                      01/01/2021                                                     1,011,800
     1,000,000        University of Arkansas, Revenue Bonds (Series
                      2004B), 5.000%, (MBIA Insurance Corp. INS),
                      11/01/2026                                                     1,044,600
                          TOTAL                                                      2,056,400
                      California--5.1%
     2,000,000        California Educational Facilities Authority,
                      (California College of the Arts), Revenue Bonds
                      (Series 2005), 5.000%, 06/01/2035                              1,984,640
      570,000         California Health Facilities Financing Authority,
                      (Catholic Healthcare West), Health Facility Revenue
                      Bonds (Series 2004I), Mandatory Tender, 4.950%,
                      7/1/2014                                                        598,169
     3,000,000        California State Public Works Board, (California
                      State), Lease Revenue Refunding Bonds (Series
                      2005J: Corcoran Facility), 5.000%, 01/01/2021                  3,160,560
      315,000         California State, UT GO Bonds, 5.250%, 02/01/2019               339,431
     1,500,000        California State, Various Purpose UT GO Bonds,
                      5.125%, 11/01/2024                                             1,576,695
      250,000         California State, Various Purpose UT GO Bonds,
                      5.250%, 11/01/2018                                              271,675
     1,500,000        California State, Various Purpose UT GO Bonds,
                      5.500%, 04/01/2030                                             1,642,305
      800,000         California State, Various Purpose UT GO Bonds,
                      5.500%, 11/01/2033                                              872,328
      900,000         California State, Various Purpose UT GO Bonds,
                      5.000%, 11/01/2021                                              943,506
      300,000         California State, Various Purpose UT GO Bonds,
                      5.250%, 11/01/2019                                              325,383
     1,250,000   (1)  California Statewide Communities Development
                      Authority, (Thomas Jefferson School of Law),
                      Refunding Revenue Bonds (Series 2005B), 4.875%,
                      10/01/2031                                                     1,233,162
      695,000         Central Unified School District, CA, UT GO Bonds
                      (Series 2004A), 5.500%, (FGIC INS), 07/01/2023                  774,633
      860,000         Glendale, CA Unified School District, UT GO Bonds
                      (Series 2003F), 5.000%, (MBIA Insurance Corp. INS),
                      09/01/2023                                                      905,391
     3,000,000        Golden State Tobacco Securitization Corp., CA,
                      (California State), Enhanced Tobacco Settlement
                      Asset-Backed Bonds (Series 2005A), 5.000%,
                      06/01/2045                                                     3,035,520
     1,000,000        Golden State Tobacco Securitization Corp., CA,
                      (California State), Tobacco Settlement Enhanced
                      Asset Backed Revenue Bonds (Series 2003B), 5.375%,
                      (United States Treasury PRF 6/01/2010@100),
                      06/01/2028                                                     1,075,860
     1,100,000        Southern California Logistics Airport Authority,
                      Tax Allocation Bonds, 5.000%, (Radian Asset
                      Assurance INS), 12/01/2035                                     1,117,149
     1,000,000        Trustees of the California State University,
                      Revenue Bonds (Series A), 5.125%, (AMBAC INS),
                      11/01/2026                                                     1,046,030
     4,000,000        University of California, LT Project Revenue Bonds
                      (2005 Series B), 5.000%, (FSA INS), 05/15/2023                 4,216,080
     1,545,000        Yucaipa Valley Water District, CA, Water System
                      Revenue Certificates of Participation (Series
                      2004A), 5.250%, (MBIA Insurance Corp. INS),
                      09/01/2023                                                     1,661,987
                          TOTAL                                                      26,780,504
                      Colorado--5.0%
     1,000,000        Castle Oaks, CO Metropolitan District, LT GO Bonds
                      (Series 2005), 6.000%, 12/01/2025                               983,970
     1,250,000        Colorado Educational & Cultural Facilities
                      Authority, (Colorado University Lab), Revenue
                      Bonds, 5.250%, (XL Capital Assurance Inc. INS),
                      06/01/2024                                                     1,331,450
     1,500,000        Colorado Educational & Cultural Facilities
                      Authority, (Peak to Peak Charter School Project),
                      Refunding Revenue Bonds, 5.250%, (XL Capital
                      Assurance Inc. INS), 08/15/2019                                1,609,785
     4,250,000        Colorado Health Facilities Authority, (Covenant
                      Retirement Communities, Inc.), Revenue Bonds
                      (Series 2005), 5.000%, 12/01/2035                              4,165,765
      760,000         Colorado Health Facilities Authority, (Evangelical
                      Lutheran Good Samaritan Society), Health Facilities
                      Revenue Bonds (Series 2004A), 5.250%, 06/01/2034                776,400
      215,000         Colorado Health Facilities Authority, (Evangelical
                      Lutheran Good Samaritan Society), Health Facilities
                      Revenue Bonds (Series 2005), 5.250%, 06/01/2023                 224,935
     2,000,000        Colorado Health Facilities Authority, (Poudre
                      Valley Health Care, Inc.), Hospital Revenue Bonds
                      (Series 2005F), 5.000%, 03/01/2025                             2,024,680
     1,250,000        Conservatory Metropolitan District, CO, LT GO
                      Bonds, 6.750%, 12/01/2034                                      1,293,400
     2,245,000        Denver, CO City & County Airport Authority, Revenue
                      Bonds, 5.000%, (XL Capital Assurance Inc. INS),
                      11/15/2021                                                     2,369,351
     2,000,000        Denver, CO City & County Airport Authority, Revenue
                      Bonds, 5.000%, (XL Capital Assurance Inc. INS),
                      11/15/2022                                                     2,102,600
      900,000         Denver, CO Convention Center Hotel Authority,
                      Revenue Bonds (Series A), 5.000%, (XL Capital
                      Assurance Inc. INS), 12/01/2021                                 945,747
     1,000,000        Denver, CO Health & Hospital Authority, Revenue
                      Bonds, 6.250%, 12/01/2033                                      1,099,540
     1,750,000        Eagle Bend, CO Metropolitan District No. 2,
                      Refunding & Improvement LT GO Bonds, 5.250%,
                      (Radian Asset Assurance INS), 12/01/2023                       1,836,905
     2,000,000        High Plains, CO Metropolitan District, Revenue
                      Bonds (Series 2005A), 6.250%, 12/01/2035                       2,011,020
     3,230,000        Northwest, CO Metropolitan District No. 3, LT GO
                      Bonds (Series 2005), 6.250%, 12/01/2035                        3,265,110
                          TOTAL                                                      26,040,658
                      Connecticut--0.1%
      600,000         Connecticut State HEFA, (Eastern Connecticut Health
                      Network), Revenue Bonds (Series 2005C), 5.125%,
                      (Radian Asset Assurance INS), 07/01/2030                        620,124
                      Delaware--0.0%
      200,000         Delaware Health Facilities Authority, (Beebe
                      Medical Center), Refunding Revenue Bonds (Series
                      2004A), 5.500%, 06/01/2024                                      211,904
                           District Of Columbia--0.7%
     3,780,000        District of Columbia, Refunding UT GO Bonds (Series
                      2005B), 5.000%, (FSA INS), 06/01/2027                          3,940,083
                      Florida--3.2%
      900,000         Broward County, FL Educational Facilities
                      Authority, (Nova Southeastern University),
                      Educational Facilities Revenue Bonds (Series
                      2004B), 5.600%, 04/01/2029                                      939,699
      100,000         Concorde Estates, FL Community Development
                      District, Revenue Bonds (Series 2004B), 5.000%,
                      05/01/2011                                                      100,129
     2,000,000        Durbin Crossing Community Development District, FL,
                      Special Assessment Bonds (Series 2005A), 5.500%,
                      05/01/2037                                                     1,982,120
      675,000         East Homestead, FL Community Development District,
                      Special Assessment Revenue Bonds (Series 2005),
                      5.450%, 05/01/2036                                              681,642
     2,275,000        Florida State Department of Children & Families,
                      (Florida State), (South Florida Evaluation
                      Treatment Center) Certificates of Participation,
                      5.000%, 10/01/2020                                             2,408,975
      500,000         Highlands County, FL Health Facilities Authority,
                      (Adventist Health System/ Sunbelt Obligated Group),
                      Hospital Revenue Bonds (Series 2002B), 5.250%,
                      11/15/2023                                                      519,915
     1,220,000        Live Oak, FL Community Development District No.
                      002, Special Assessment Revenue Bonds (Series
                      2004B), 5.000%, 11/01/2009                                     1,222,672
      750,000         Miami Beach, FL Health Facilities Authority, (Mt.
                      Sinai Medical Center, FL), Hospital Revenue Bonds
                      (Series 2001A), 6.700%, 11/15/2019                              823,560
      500,000         Miami, FL Health Facilities Authority, (Catholic
                      Health East), Health System Revenue Bonds (Series
                      2003B), 5.125%, 11/15/2024                                      514,020
      600,000         Miami, FL Health Facilities Authority, (Catholic
                      Health East), Health System Revenue Bonds (Series
                      2003C), 5.250%, 11/15/2033                                      615,366
      500,000         Midtown Miami, FL Community Development District,
                      Special Assessment Bonds (Series 2004A), 6.000%,
                      05/01/2024                                                      530,640
      485,000         Orlando, FL Urban Community Development District,
                      Capital Improvement Revenue Bonds, 6.000%,
                      05/01/2020                                                      520,153
     1,515,000        South Bay, FL Community Development District,
                      Capital Improvement Revenue Bonds (Series 2005B-2),
                      5.375%, 05/01/2013                                             1,521,908
     1,130,000        St. Johns County, FL IDA, (Presbyterian Retirement
                      Communities ), First Mortgage Revenue Bonds (Series
                      2004A), 5.850%, 08/01/2024                                     1,215,202
      725,000         Tern Bay, FL Community Development District,
                      Capital Improvement Revenue Bonds (Series 2005),
                      5.000%, 05/01/2015                                              719,650
      750,000         Tuscany Reserve Community Development District, FL,
                      Capital Improvement Revenue Bonds (Series 2005B),
                      5.250%, 05/01/2016                                              758,595
     1,630,000        Volusia County, FL Education Facility Authority,
                      (Embry-Riddle Aeronautical University, Inc.),
                      Educational Facilities Refunding Revenue Bonds
                      (Series 2005), 5.000%, (Radian Asset Assurance
                      INS), 10/15/2025                                               1,690,815
                          TOTAL                                                      16,765,061
                      Georgia--0.3%
      615,000         Atlanta, GA, (Eastside Tax Allocation District),
                      Tax Allocation Bonds (Series 2005B), 5.600%,
                      01/01/2030                                                      628,142
      300,000         Floyd County, GA Development Authority,
                      (Temple-Inland, Inc.), Environmental Revenue Bonds,
                      5.700%, 12/01/2015                                              316,554
      750,000         Fulton County, GA Residential Care Facilties,
                      (Canterbury Court), Revenue Bonds (Series 2004A),
                      6.125%, 02/15/2026                                              781,478
                          TOTAL                                                      1,726,174
                      Illinois--2.8%
      625,000         Bolingbrook, IL, (Forest City Project), Special
                      Service Area No. 2005-1 Special Tax Bonds (Series
                      2005), 0.000% (step copon 9/1/2007 @ 5.90%),
                      03/01/2027                                                      572,856
     3,000,000        Chicago, IL O'Hare International Airport, 3rd Lien
                      Refunding Revenue Bonds (Series 2004A), 5.000%,
                      (MBIA Insurance Corp. INS), 01/01/2026                         3,124,740
     2,185,000        Chicago, IL O'Hare International Airport, 3rd Lien
                      Refunding Revenue Bonds (Series 2004A), 5.000%,
                      (MBIA Insurance Corp. INS), 01/01/2027                         2,274,213
     1,180,000        Chicago, IL O'Hare International Airport, General
                      Airport Third Lien Revenue Bonds (Series 2005A),
                      5.250%, (MBIA Insurance Corp. INS), 01/01/2026                 1,267,709
     1,500,000        Chicago, IL Park District, LT GO Bonds (Series
                      2004A), 5.000%, (AMBAC INS), 01/01/2025                        1,569,120
     1,000,000        Chicago, IL Park District, LT GO Bonds (Series
                      2004A), 5.000%, (AMBAC INS), 01/01/2026                        1,043,220
     1,000,000        Illinois Finance Authority, (Friendship Village of
                      Schaumburg), Revenue Bonds (Series 2005A), 5.625%,
                      02/15/2037                                                     1,004,890
      875,000         Illinois Finance Authority, (Landing at Plymouth
                      Place), Revenue Bonds (Series 2005A), 6.000%,
                      05/15/2025                                                      889,000
      625,000         Illinois Finance Authority, (Landing at Plymouth
                      Place), Revenue Bonds (Series 2005A), 6.000%,
                      05/15/2037                                                      626,263
     2,000,000        Springfield, IL, Senior Lien Electric Revenue Bonds
                      (Series 2006), 5.000%, (MBIA Insurance Corp. INS),
                      03/01/2028                                                     2,088,520
                          TOTAL                                                      14,460,531
                      Indiana--1.1%
     2,500,000        Indiana Health & Educational Facility Financing
                      Authority, (Baptist Homes of Indiana), Revenue
                      Bonds (Series 2005), 5.250%, 11/15/2035                        2,516,925
      700,000         Indiana Health Facility Financing Authority,
                      (Community Foundation of Northwest Indiana),
                      Hospital Revenue Bonds (Series 2004A), 6.250%,
                      03/01/2025                                                      754,509
     2,500,000        St. Joseph County, IN Hospital Authority, (Madison
                      Center Obligated Group), Health Facilities Revenue
                      Bonds (Series 2005), 5.375%, 02/15/2034                        2,520,400
                          TOTAL                                                      5,791,834
                      Iowa--0.2%
      375,000         Bremer County, IA Retirement Facilities, (Bartels
                      Lutheran Retirement Community), Retirement Facility
                      Revenue Bonds (Series 2005A), 5.375%, 11/15/2027                375,675
      500,000         Scott County, IA, (Ridgecrest Village), Revenue
                      Refunding Bonds (Series 2004), 5.625%, 11/15/2018               517,040
                          TOTAL                                                       892,715
                      Kentucky--0.1%
      500,000         Kentucky Economic Development Finance Authority,
                      (Norton Healthcare, Inc.), Revenue Bonds (Series
                      2000A), 6.625%, 10/01/2028                                      543,785
                      Louisiana--0.4%
     1,000,000        Opelousas, LA General Hospital Authority,
                      (Opelousas General Health System), Revenue Bonds,
                      5.300%, 10/01/2018                                              999,830
     1,000,000        St. John the Baptist Parish, LA, (Marathon Oil
                      Corp.), Environmental Improvement Refunding Revenue
                      Bonds (Series 1998), 5.350%, 12/01/2013                        1,039,250
                          TOTAL                                                      2,039,080
                      Maryland--0.9%
     4,000,000        Maryland State Health & Higher Educational
                      Facilities Authority, (Civista Medical Center),
                      Revenue Bonds (Series 2005), 5.000%, (Radian Asset
                      Assurance INS), 07/01/2037                                     4,063,000
      355,000         Maryland State Health & Higher Educational
                      Facilities Authority, (MedStar Health, Inc.),
                      Refunding Revenue Bonds (Series 2004), 5.750%,
                      08/15/2016                                                      393,894
      500,000         Maryland State IDFA, (Our Lady of Good Counsel High
                      School), Economic Development Revenue Bonds (Series
                      2005A), 6.000%, 05/01/2035                                      519,725
                          TOTAL                                                      4,976,619
                      Massachusetts--1.1%
      235,000         Massachusetts HEFA, (Milford-Whitinsville
                      Hospital), Revenue Bonds (Series 1998C), 5.750%,
                      07/15/2013                                                      243,178
     2,000,000        Massachusetts HEFA, (Milford-Whitinsville
                      Hospital), Revenue Bonds (Series 2002D), 6.350%,
                      07/15/2032                                                     2,116,280
     1,000,000        Massachusetts HEFA, (Northern Berkshire Health
                      System ), Revenue Bonds (Series 2004A), 6.375%,
                      07/01/2034                                                     1,050,360
     1,000,000        Massachusetts State Development Finance Agency,
                      (Seven Hills Foundation & Affiliates), Revenue
                      Bonds, 5.000%, (Radian Asset Assurance INS),
                      09/01/2035                                                     1,018,260
     1,250,000        Massachusetts State Development Finance Agency,
                      (Western New England College), Revenue Bonds
                      (Series 2005A), 5.000%, (Assured Guaranty Corp.
                      INS), 09/01/2033                                               1,287,375
                          TOTAL                                                      5,715,453
                      Michigan--1.4%
     1,100,000        Cornell Township MI, Economic Development Corp.,
                      (MeadWestvaco Corp.), Refunding Revenue Bonds,
                      5.875%, (United States Treasury PRF 5/01/2012@100),
                      05/01/2018                                                     1,236,257
     1,905,000        Delta County, MI Economic Development Corp.,
                      (MeadWestvaco Corp.), Environmental Improvement
                      Revenue Refunding Bonds (Series A), 6.250%, (United
                      States Treasury PRF 4/15/2012@100), 04/15/2027                 2,177,701
      120,000         Dickinson County, MI Economic Development Corp.,
                      (International Paper Co.), Refunding Environmental
                      Improvement Revenue Bonds (Series 2002A), 5.750%,
                      06/01/2016                                                      125,974
      300,000         Gaylord, MI Hospital Finance Authority, (Otsego
                      Memorial Hospital Obligated Group), Hospital
                      Revenue Refunding Bonds (Series 2004), 6.500%,
                      01/01/2037                                                      309,345
     1,000,000        Kent Hospital Finance Authority, MI, (Metropolitan
                      Hospital ), Revenue Bonds (Series 2005A), 6.250%,
                      07/01/2040                                                     1,085,490
      500,000         Michigan State Hospital Finance Authority, (Chelsea
                      Community Hospital), Hospital Revenue Bonds (Series
                      2005), 5.000%, 05/15/2037                                       483,840
     1,000,000        Michigan State Hospital Finance Authority, (Oakwood
                      Obligated Group), Revenue Bonds, 5.500%, 11/01/2013            1,087,450
     1,000,000        Riverview, MI Community School District, Refunding
                      UT GO Bonds, 5.000%, (Q-SBLF GTD), 05/01/2021                  1,056,660
                          TOTAL                                                      7,562,717
                      Minnesota--1.5%
      550,000         Glencoe, MN Health Care Facilities, (Glencoe
                      Regional Health Services), Revenue Bonds (Series
                      2005), 5.000%, 04/01/2031                                       541,448
      500,000         Minneapolis/St. Paul, MN Housing & Redevelopment
                      Authority, (HealthPartners Obligated Group), Health
                      Care Facility Revenue Bonds (Series 2003), 6.000%,
                      12/01/2019                                                      549,710
     3,500,000        Minnesota Municipal Power Agency, Electric Revenue
                      Bonds (Series 2005), 5.000%, 10/01/2030                        3,577,875
     2,000,000        St. Paul, MN Housing & Redevelopment Authority,
                      (Health East, Inc.), Hospital Facility Revenue
                      Bonds (Series 2005), 6.000%, 11/15/2030                        2,138,760
     1,000,000        St. Paul, MN Housing & Redevelopment Authority,
                      (Health East, Inc.), Hospital Facility Revenue
                      Bonds (Series 2005), 6.000%, 11/15/2035                        1,069,380
                          TOTAL                                                      7,877,173
                      Mississippi--0.8%
     2,060,000        Lowndes County, MS Solid Waste Disposal,
                      (Weyerhaeuser Co.), PCR Refunding Bonds (Project
                      A), 6.800%, 04/01/2022                                         2,467,653
      750,000         Mississippi Business Finance Corp., (System Energy
                      Resources, Inc.), PCR Bonds, 5.875%, 04/01/2022                 761,025
      900,000         Mississippi Hospital Equipment & Facilities
                      Authority, (Southwest Mississippi Regional Medical
                      Center), Refunding & Improvement Revenue Bonds,
                      5.750%, 04/01/2023                                              936,774
                          TOTAL                                                      4,165,452
                      Missouri--0.7%
     1,500,000        Missouri Development Finance Board, (Branson, MO),
                      Infrastructure Facilities Revenue Bonds (Series
                      2004A), 5.250%, 12/01/2019                                     1,558,545
     2,165,000        Missouri Development Finance Board, (Branson, MO),
                      Infrastructure Facilities Revenue Bonds (Series
                      2005A), 5.000%, 06/01/2035                                     2,179,311
                          TOTAL                                                      3,737,856
                      Nevada--0.9%
      250,000         Clark County, NV, (Mountains Edge SID No. 142),
                      Limited Obligation Improvement Bonds (Series 2003),
                      5.800%, 08/01/2015                                              259,432
      500,000         Clark County, NV, (Summerlin-Mesa SID No. 151),
                      Special Assessment Revenue Bonds (Series 2005),
                      5.000%, 08/01/2025                                              501,440
     1,300,000   (1)  Director of the State of Nevada Department of
                      Business and Industry, (Las Ventanas Retirement
                      Community), Revenue Bonds (Series 2004A), 7.000%,
                      11/15/2034                                                     1,345,461
      250,000         Henderson, NV, (Falls at Lake Las Vegas LID No.
                      T-16), Local Improvement District No. T-16 LT
                      Obligation Improvement Bonds, 5.100%, 03/01/2022                250,288
      600,000         Henderson, NV, (Falls at Lake Las Vegas LID No.
                      T-16), Local Improvement District No. T-16 LT
                      Obligation Improvement Bonds, 5.125%, 03/01/2025                601,626
      655,000         Las Vegas Valley, NV Water District, Refunding LT
                      GO Bonds (Series 2003B), 5.000%, (MBIA Insurance
                      Corp. INS), 06/01/2027                                          677,938
     1,200,000        Las Vegas, NV, (Providence SID No. 607), Local
                      Improvement Special Assessment Bonds (Series 2004),
                      6.250%, 06/01/2024                                             1,243,788
                          TOTAL                                                      4,879,973
                      New Jersey--2.6%
     1,000,000        New Jersey EDA, (NJ Dedicated Cigarette Excise
                      Tax), Revenue Bonds, (Series 2004), 5.750%,
                      06/15/2029                                                     1,054,930
     1,000,000        New Jersey EDA, (New Jersey State), School
                      Facilities Construction Revenue Bonds (Series
                      2004I), 5.250%, (United States Treasury PRF
                      9/01/2014@100), 09/01/2028                                     1,105,860
     1,000,000        New Jersey EDA, (Winchester Gardens at Ward
                      Homestead), First Mortgage Refunding Revenue Bonds
                      (Series 2004A), 4.800%, 11/01/2013                              983,610
      300,000         New Jersey EDA, (Winchester Gardens at Ward
                      Homestead), Revenue Refunding Bonds (Series A),
                      5.750%, 11/01/2024                                              315,762
      900,000         New Jersey Health Care Facilities Financing
                      Authority, (Children's Specialized Hospital),
                      Revenue Bonds, (Series 2005A), 5.500%, 07/01/2030               934,110
     1,400,000        New Jersey Health Care Facilities Financing
                      Authority, (RWJ Health Care Corp.), Revenue Bonds
                      (Series 2005B), 5.000%, (Radian Asset Assurance
                      INS), 07/01/2035                                               1,431,612
     4,000,000        New Jersey State Transportation Trust Fund
                      Authority, Revenue Bonds, (Series 2005D), 5.000%,
                      06/15/2020                                                     4,220,240
     3,050,000        Tobacco Settlement Financing Corp., NJ, Revenue
                      Bonds, 7.000%, 06/01/2041                                      3,482,673
                          TOTAL                                                      13,528,797
                      New Mexico--0.5%
      500,000    (1)  Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%,
                      09/01/2023                                                      531,960
     1,925,000        Sandoval County, NM, (Intel Corp.), Incentive
                      Payment Refunding Revenue Bonds (Series 2005),
                      5.000%, 06/01/2020                                             2,027,583
                          TOTAL                                                      2,559,543
                      New York--5.4%
      500,000         Dutchess County, NY IDA, (St. Francis Hospital and
                      Health Centers), Civic Facility Revenue Bonds
                      (Series 2004B), 7.500%, 03/01/2029                              545,285
      200,000         Long Island Power Authority, NY, Electric System
                      Revenue Bonds (Series C), 5.000%, 09/01/2022                    207,920
     2,500,000   (1)  New York City, NY IDA, (7 World Trade Center LLC),
                      Liberty Revenue Bonds (Series A), 6.500%, 03/01/2035           2,628,950
     1,000,000        New York City, NY Transitional Finance Authority,
                      Future Tax Secured Bonds (2003 Series C), 5.250%,
                      (AMBAC INS), 08/01/2022                                        1,078,520
      500,000         New York City, NY Transitional Finance Authority,
                      Future Tax Secured Bonds (2004 Series B), 5.250%,
                      08/01/2020                                                      541,845
     1,565,000        New York City, NY, UT GO Bonds (Fiscal 2004 Series
                      A), 5.250%, 08/01/2017                                         1,672,907
      350,000         New York City, NY, UT GO Bonds (Fiscal 2004 Series
                      D), 5.250%, 10/15/2020                                          373,958
      800,000         New York City, NY, UT GO Bonds (Fiscal 2004 Series
                      I), 5.000%, 08/01/2019                                          840,104
     1,500,000        New York City, NY, UT GO Bonds (Fiscal 2005 Series
                      C), 5.250%, 08/15/2024                                         1,594,305
     1,000,000        New York City, NY, UT GO Bonds (Fiscal 2005 Series
                      D), 5.000%, 11/01/2025                                         1,037,970
     1,000,000        New York City, NY, UT GO Bonds (Fiscal 2005 Series
                      H), 5.000%, 08/01/2019                                         1,050,130
     4,000,000        New York City, NY, UT GO Bonds (Fiscal 2005 Series
                      K), 5.000%, 08/01/2019                                         4,219,680
     2,500,000        New York City, NY, UT GO Bonds (Fiscal 2006 Series
                      C), 5.000%, 08/01/2025                                         2,601,650
     2,315,000        New York City, NY, UT GO Bonds (Fiscal 2006 Series
                      C), 5.000%, 08/01/2026                                         2,403,688
      375,000         New York City, NY, UT GO Bonds (Series 2003J),
                      5.500%, 06/01/2023                                              404,490
     2,450,000        New York Liberty Development Corp., (Goldman Sachs
                      Group, Inc.), Revenue Bonds (Series 2005), 5.250%,
                      10/01/2035                                                     2,714,723
     1,845,000        New York State Dormitory Authority, (Montefiore
                      Medical Center), Revenue Bonds (Series 2005),
                      5.000%, (FGIC INS), 02/01/2028                                 1,919,575
      200,000         New York State Dormitory Authority, (New York City,
                      NY), Court Facilities Lease Revenue Bonds (Series
                      2003A), 5.375%, (United States Treasury PRF
                      5/15/2013@100), 05/15/2021                                      221,354
      500,000         Tobacco Settlement Financing Corp., NY, (New York
                      State), Asset-Backed Revenue Bonds (Series
                      2003A-1), 5.500%, 06/01/2018                                    544,775
      900,000         Tobacco Settlement Financing Corp., NY, (New York
                      State), Revenue Bonds (Series 2003C-1), 5.500%,
                      06/01/2018                                                      980,595
      500,000         Tobacco Settlement Financing Corp., NY, (New York
                      State), Revenue Bonds (Series 2003C-1), 5.500%,
                      06/01/2022                                                      546,900
                          TOTAL                                                      28,129,324
                              North Carolina--0.2%
     1,000,000        North Carolina Medical Care Commission, (Arc of
                      North Carolina Projects), Health Care Housing
                      Revenue Bonds (Series 2004A), 5.800%, 10/01/2034               1,028,970
                      Ohio--2.3%
     1,230,000        Akron, Bath & Copley, OH Joint Township, (Summa
                      Health System), Hospital District Revenue Bonds
                      (Series 2004A), 5.125%, (Radian Asset Assurance
                      INS), 11/15/2024                                               1,268,093
      250,000         Cleveland-Cuyahoga County, OH Port Authority, (Port
                      of Cleveland Bond Fund), Development Revenue Bonds
                      (Series 2005B), 5.125%, 05/15/2025                              252,570
     1,000,000        Columbus, OH City School District, School
                      Facilities Construction & Improvement UT GO Bonds,
                      5.250%, (FSA INS), 12/01/2022                                  1,091,520
     1,800,000        Franklin County, OH Health Care Facilities, (Ohio
                      Presbyterian Retirement Services), Improvement
                      Revenue Bonds (Series 2005A), 5.125%, 07/01/2035               1,820,700
      500,000         Franklin County, OH Health Care Facilities, (Ohio
                      Presbyterian Retirement Services), Revenue
                      Refunding Bonds, 5.500%, 07/01/2021                             513,025
     1,000,000        Ohio State Air Quality Development Authority,
                      (Marathon Oil Corp.), Environmental Improvement
                      Refunding Revenue Bonds (Series 1995), Mandatory
                      Tender, 5.000%, 11/1/2011                                      1,049,610
      500,000         Ohio State Higher Educational Facilities
                      Commission, (Baldwin-Wallace College), Revenue
                      Bonds, 5.500%, 12/01/2021                                       532,250
     1,010,000        Ohio State Higher Educational Facilities
                      Commission, (Baldwin-Wallace College), Revenue
                      Bonds, 5.500%, 12/01/2022                                      1,070,832
      540,000         Parma, OH, (Parma Community General Hospital
                      Association), Hospital Improvement and Refunding
                      Revenue Bonds, 5.375%, 11/01/2029                               551,972
      400,000         Toledo-Lucas County, OH Port Authority, (CSX
                      Corp.), Revenue Bonds, 6.450%, 12/15/2021                       457,772
      375,000         Toledo-Lucas County, OH Port Authority, (Crocker
                      Park Public Improvement Project), Special
                      Assessment Revenue Bonds, 5.250%, 12/01/2023                    387,188
     2,705,000        University of Cincinnati, OH, General Receipts
                      Revenue Bonds (Series 2004D), 5.000%, (AMBAC INS),
                      06/01/2025                                                     2,834,353
                          TOTAL                                                      11,829,885
                      Oklahoma--0.5%
     2,000,000        Oklahoma County, OK Finance Authority, (Concordia
                      Life Care Community), Retirement Facility Revenue
                      Bonds (Series 2005), 6.000%, 11/15/2038                        1,984,740
      515,000         Oklahoma State Industries Authority, (Oklahoma Med
                      Resh Foundation), Revenue Bonds, 5.250%, (AMBAC
                      INS), 02/01/2021                                                544,556
                          TOTAL                                                      2,529,296
                      Oregon--0.4%
     2,000,000        Oregon State Department Administrative Services,
                      Certificates of Participation, (Series 2005B),
                      5.000%, (FGIC INS), 11/01/2022                                 2,113,680
                      Pennsylvania--3.7%
      450,000         Allegheny County Redevelopment Authority,
                      (Pittsburgh Mills), Revenue Bonds, 5.600%,
                      07/01/2023                                                      469,467
      500,000         Allegheny County, PA HDA, (Catholic Health East),
                      Revenue Bonds, 5.375%, 11/15/2022                               519,975
      500,000         Allegheny County, PA HDA, (West Penn Allegheny
                      Health System), Health System Revenue Bonds (Series
                      2000B), 9.250%, 11/15/2030                                      592,600
      300,000         Allegheny County, PA Higher Education Building
                      Authority, (Chatham College), Revenue Bonds (Series
                      2002B), 5.250%, 11/15/2016                                      304,077
      500,000         Allegheny County, PA IDA, (Marathon Oil Corp.),
                      Environmental Improvement Refunding Revenue Bonds
                      (Series 1998), 5.500%, 12/01/2029                               518,890
      600,000         Allegheny County, PA IDA, (Marathon Oil Corp.),
                      Environmental Improvement Refunding Revenue Bonds
                      (Series 1998), 5.600%, 09/01/2030                               623,898
     1,300,000        Allegheny County, PA IDA, (United States Steel
                      Corp.), Environmental Improvement Refunding Revenue
                      Bonds (Series 2005), 5.500%, 11/01/2016                        1,330,511
      500,000         Allegheny County, PA IDA, Revenue Bonds (Series
                      2002B), 5.000%, (MBIA Insurance Corp. INS),
                      11/01/2022                                                      526,740
      850,000         Bucks County, PA IDA, (Ann's Choice, Inc.),
                      Retirement Community Revenue Bonds (Series 2005A),
                      6.250%, 01/01/2035                                              877,217
      354,000         Crawford County, PA Hospital Authority, (Wesbury
                      United Methodist Community Obligated Group), Senior
                      Living Facilities Revenue Bonds, 5.900%, 08/15/2009             356,697
      250,000         Delaware County, PA Authority, (Neumann College),
                      College Revenue Refunding Bonds (Series 1998A),
                      5.375%, 10/01/2018                                              254,605
     1,000,000        Lancaster County, PA Hospital Authority, (Lancaster
                      General Hospital), Revenue Bonds, 5.500%, 03/15/2026           1,045,480
     1,000,000        Lehigh County, PA General Purpose Authority, (St.
                      Lukes Hospital of Bethlehem), Hospital Revenue
                      Bonds, 5.375%, 08/15/2033                                      1,028,980
     1,000,000        Montgomery County, PA IDA, (Adult Communities Total
                      Services, Inc.), Retirement Community Revenue
                      Refunding Bonds (Series 1996A), 5.875%, 11/15/2022             1,029,380
      500,000         Montgomery County, PA IDA, (Whitemarsh Continuing
                      Care Retirement Community), Fixed Rate Mortgage
                      Revenue Bonds (Series 2005), 6.250%, 02/01/2035                 523,090
      250,000         Pennsylvania State Higher Education Facilities
                      Authority, (Dickinson College), Revenue Bonds
                      (Series 2003AA1), 5.000%, (Radian Asset Assurance
                      INS), 11/01/2026                                                255,623
     1,000,000        Pennsylvania State Higher Education Facilities
                      Authority, (LaSalle University), Revenue Bonds,
                      5.250%, 05/01/2023                                             1,030,290
      500,000         Pennsylvania State Higher Education Facilities
                      Authority, (Messiah College), Revenue Bonds (Series
                      AA), 5.500%, (Radian Asset Assurance INS),
                      11/01/2022                                                      535,750
      500,000         Pennsylvania State Higher Education Facilities
                      Authority, (UPMC Health System), Health System
                      Revenue Bonds (Series A), 6.250%, 01/15/2018                    550,900
     1,000,000        Pennsylvania State Higher Education Facilities
                      Authority, (UPMC Health System), Revenue Bonds
                      (Series 2001A), 6.000%, 01/15/2022                             1,091,640
      500,000         Pennsylvania State Higher Education Facilities
                      Authority, (UPMC Health System), Revenue Bonds,
                      (Series A), 6.000%, 01/15/2031                                  545,820
      250,000         Pennsylvania State Higher Education Facilities
                      Authority, (Ursinus College), Revenue Bonds,
                      5.250%, (Radian Asset Assurance INS), 01/01/2027                260,583
      500,000         Philadelphia Authority for Industrial Development,
                      (PresbyHomes Germantown/Morrisville), Senior Living
                      Revenue Bonds (Series 2005A), 5.625%, 07/01/2035                504,540
     2,500,000        Philadelphia, PA Redevelopment Authority,
                      Neighborhood Transformation Revenue Bonds (Series
                      2005C), 5.000%, (FGIC INS), 04/15/2029                         2,600,850
     1,500,000        St. Mary Hospital Authority, PA, (Catholic Health
                      East), Health System Revenue Bonds (Series 2004B),
                      5.375%, 11/15/2034                                             1,565,520
      500,000         Westmoreland County, PA IDA, (Redstone Presbyterian
                      Seniorcare Obligated Group), Retirement Community
                      Revenue Bonds (Series 2005A), 5.750%, 01/01/2026                512,120
                          TOTAL                                                      19,455,243
                      Rhode Island--0.7%
     2,490,000        Providence, RI Redevelopment Agency, Refunding
                      Revenue Bonds (Series 2005A), 5.000%, (AMBAC INS),
                      04/01/2027                                                     2,593,933
     1,265,000        Rhode Island State Health and Educational Building
                      Corp., (Landmark Medical Center), Hospital
                      Financing Refunding Revenue Bonds, 5.000%, (Radian
                      Asset Assurance INS), 10/01/2017                               1,331,299
                          TOTAL                                                      3,925,232
                              South Carolina--2.0%
     1,445,000        Lexington County, SC Health Services District,
                      Inc., (Lexington Medical Center), Refunding &
                      Improvement Hospital Revenue Bonds, 5.750%,
                      11/01/2028                                                     1,539,590
     2,000,000        Medical University of South Carolina Hospital
                      Authority, (Medical University of South Carolina),
                      FHA Insured Refunding Revenue Bonds (Series 2004A),
                      5.000%, (MBIA Insurance Corp. INS), 08/15/2031                 2,060,200
     1,745,000        Myrtle Beach, SC, Hospitality Fee Revenue Bonds
                      (Series 2004A), 5.375%, (FGIC INS), 06/01/2020                 1,910,932
     1,000,000        Newberry County, SC, (Newberry Community Memorial
                      Hospital), Special Source Refunding Revenue Bonds,
                      5.250%, (Radian Asset Assurance INS), 12/01/2029               1,032,500
     2,015,000        South Carolina Education Facilities Authority,
                      (Benedict College), Revenue Bonds, 5.625%, (Radian
                      Asset Assurance INS), 07/01/2031                               2,162,075
      275,000         South Carolina, EDA, (Bon Secours Health System),
                      Economic Development Revenue Bonds, (Series 2002A),
                      5.500%, 11/15/2023                                              289,273
     1,555,000        South Carolina, EDA, (Bon Secours Health System),
                      Health System Revenue Bonds (Series A), 5.625%,
                      11/15/2030                                                     1,633,963
                          TOTAL                                                      10,628,533
                      Tennessee--0.6%
     2,000,000        Johnson City, TN Health & Education Facilities
                      Board, (Mountain States Health Alliance), Hospital
                      First Mortgage Revenue Bonds (Series 2006A),
                      5.500%, 07/01/2031                                             2,072,120
     1,000,000        Knox County, TN Health Education & Housing
                      Facilities Board, (Baptist Health System of East
                      Tennessee), Hospital Facilities Revenue Bonds,
                      6.500%, 04/15/2031                                             1,058,730
                          TOTAL                                                      3,130,850
                      Texas--4.3%
     1,000,000   (3)  Canyon, TX Independent School District, Refunding &
                      Improvement UT GO Bonds (Series 2002A), 5.375%,
                      (PSFG INS), 02/15/2024                                         1,078,210
     2,655,000        Dallas, TX Independent School District, Refunding
                      Building UT GO Bonds (Series 2004A), 5.000%, (PSFG
                      INS), 08/15/2029                                               2,757,749
     1,000,000        Decatur, TX Hospital Authority, (Wise Regional
                      Health System), Hospital Revenue Bonds (Series
                      2004A), 7.125%, 09/01/2034                                     1,080,390
     1,835,000        Galveston County, TX, LT GO Bonds (Series 2003C),
                      5.250%, (AMBAC INS), 02/01/2021                                1,958,844
     1,000,000        Harris County, TX, Refunding Sr. Lien Toll Road
                      Revenue Bonds, 5.000%, (FGIC INS), 08/15/2027                  1,040,140
     2,250,000        La Joya, TX Independent School District, UT GO
                      Bonds, 5.000%, (PSFG INS), 02/15/2029                          2,325,150
     1,000,000        Lower Colorado River Authority, TX, Transmission
                      Contract Refunding Revenue Bonds (Series 2003C),
                      5.250%, (AMBAC INS), 05/15/2018                                1,078,300
      200,000         Matagorda County, TX Navigation District No. 1,
                      (Centerpoint Energy Houston Electric),
                      Collateralized Refunding Revenue Bonds, 5.600%,
                      03/01/2027                                                      209,364
     1,125,000        Mesquite, TX Health Facilities Development Corp.,
                      (Christian Care Centers, Inc.), Retirement Facility
                      Revenue Bonds (Series 2005), 5.625%, 02/15/2035                1,152,270
      500,000         North Central Texas HFDC, (Children's Medical
                      Center of Dallas), Hospital Revenue Refunding Bonds
                      (Series 2002), 5.250%, (AMBAC INS), 08/15/2022                  528,980
     1,250,000        North Central Texas HFDC, (Northwest Senior Housing
                      Corp. Edgemere Project), Retirement Facility
                      Revenue Bonds (Series 1999), 7.500%, 11/15/2029                1,343,538
      750,000         Port of Corpus Christi, TX IDC, (Valero Energy
                      Corp.), Revenue Refunding Bonds (Series C), 5.400%,
                      04/01/2018                                                      782,708
     2,000,000        Sabine River Authority, TX, (TXU Energy Company
                      LLC), PCR Refunding Bonds (Series 2001C), 5.200%,
                      05/01/2028                                                     2,015,060
      250,000         Sabine River Authority, TX, (TXU Energy Company
                      LLC), PCR Refunding Bonds (Series 2003B), 6.150%,
                      08/01/2022                                                      272,998
      500,000         Sabine River Authority, TX, (TXU Energy Company
                      LLC), Refunding PCR Bonds (Series 2003A), 5.800%,
                      07/01/2022                                                      534,800
     3,400,000        Texas State Transportation Commission, (Texas
                      State), Mobility Fund Bonds (Series 2005A), 5.000%,
                      04/01/2026                                                     3,560,174
      715,000         Travis County, TX Health Facilities Development
                      Corp., (Querencia at Barton Creek), Retirement
                      Facility Revenue Bonds, 5.650%, 11/15/2035                      698,419
                          TOTAL                                                      22,417,094
                      Utah--0.7%
     1,840,000        Mountain Regional Water Special Service District,
                      UT, Refunding Revenue Bonds (Series 2003), 5.000%,
                      (MBIA Insurance Corp. INS), 12/15/2026                         1,920,150
     1,475,000        Utah State Board of Regents, (Utah State
                      University), Revenue Bonds, 5.250%, (MBIA Insurance
                      Corp. INS), 04/01/2020 1,607,662 TOTAL 3,527,812
                      Virginia--1.5%
     2,000,000        Chesapeake, VA Hospital Authority, (Chesapeake
                      General Hospital), Hospital Facility Refunding
                      Revenue Bonds (Series 2004A), 5.250%, 07/01/2018               2,128,240
     4,485,000        Tobacco Settlement Financing Corp., VA, Revenue
                      Bonds, 5.625%, 06/01/2037                                      4,557,836
     1,170,000        Virginia Peninsula Port Authority, (Brinks Co.
                      (The)), Coal Terminal Revenue Refunding Bonds
                      (Series 2003), 6.000%, 04/01/2033                              1,254,439
                          TOTAL                                                      7,940,515
                      Washington--1.0%
     1,160,000        Energy Northwest, WA, Wind Project Revenue Bonds,
                      5.000%, (AMBAC INS), 07/01/2023                                1,202,433
      500,000         Skagit County, WA Public Hospital District No. 1,
                      (Skagit Valley Hospital), Refunding Revenue Bonds,
                      6.000%, 12/01/2018                                              540,515
     1,000,000        Skagit County, WA Public Hospital District No. 1,
                      (Skagit Valley Hospital), Revenue Bonds (Series
                      2005), 5.500%, 12/01/2030                                      1,024,340
     1,000,000        Skagit County, WA Public Hospital District No. 1,
                      UT GO Bonds, 5.500%, (MBIA Insurance Corp. INS),
                      12/01/2023                                                     1,105,160
      820,000         Tacoma, WA Water, Refunding Revenue Bonds, 5.000%,
                      (FSA INS), 12/01/2023                                           858,548
      500,000         Tacoma, WA Water, Refunding Revenue Bonds, 5.000%,
                      (FSA INS), 12/01/2022                                           523,825
                          TOTAL                                                      5,254,821
                      West Virginia--0.4%
     1,000,000        Ohio County, WV County Commission, (Fort Henry
                      Centre Tax Increment Financing District No. 1), Tax
                      Increment Revenue Bonds (Series 2005A), 5.625%,
                      06/01/2034                                                     1,027,820
     1,000,000        West Virginia State Hospital Finance Authority,
                      (Camden Clark Memorial Hospital ), Hospital Revenue
                      & Improvement Refunding Bonds (Series 2004A),
                      5.250%, (FSA INS), 02/15/2019                                  1,076,650
                          TOTAL                                                      2,104,470
                      Wisconsin--1.2%
      160,000         Wisconsin State HEFA, (Beaver Dam Community
                      Hospitals, Inc.), Revenue Bonds (Series 2004A),
                      6.750%, 08/15/2034                                              173,139
      160,000         Wisconsin State HEFA, (Blood Center of Southeastern
                      Wisconsin, Inc.), Revenue Bonds (Series 2004),
                      5.750%, 06/01/2034                                              169,090
     1,000,000        Wisconsin State HEFA, (Fort Healthcare, Inc.),
                      Revenue Bonds (Series 2004), 6.100%, 05/01/2034                1,074,510
      750,000         Wisconsin State HEFA, (Marshfield Clinic, WI),
                      Revenue Bonds, (Series 2006A), 5.375%, 02/15/2034               770,775
      250,000         Wisconsin State HEFA, (Southwest Health Center),
                      Revenue Bonds (Series 2004A), 6.250%, 04/01/2034                254,125
     1,400,000        Wisconsin State HEFA, (Vernon Memorial Healthcare,
                      Inc.), Revenue Bonds (Series 2005), 5.250%,
                      03/01/2035                                                     1,371,314
     2,500,000        Wisconsin State Transportation, Refunding Revenue
                      Bonds (Series 2005A), 5.000%, (FSA INS), 07/01/2025            2,636,225
                          TOTAL                                                      6,449,178
                          TOTAL MUNICIPAL BONDS (IDENTIFIED COST
                          $295,114,234)                                             301,306,845

                         SHORT-TERM MUNICIPALS--6.5%(4)
                      Alabama--0.9%
     4,700,000        Columbia, AL IDB, (Alabama Power Co.), PCR (Series
                      1999C), Daily VRDN 3.06%, 2/1/2006                             4,700,000
                      Alaska--0.8%
      300,000         Valdez, AK Marine Terminal, (BP Pipelines (Alaska)
                      Inc.), (Series 2003A), (BP PLC GTD), Daily VRDN
                      3.08%, 2/1/2006                                                 300,000
     2,400,000        Valdez, AK Marine Terminal, (BP Pipelines (Alaska)
                      Inc.), (Series 2003B), (BP PLC GTD), Daily VRDN
                      3.08%, 2/1/2006                                                2,400,000
     1,500,000        Valdez, AK Marine Terminal, (BP Pipelines (Alaska)
                      Inc.), (Series 2003C), (BP PLC GTD), Daily VRDN
                      3.08%, 2/1/2006                                                1,500,000
                          TOTAL                                                      4,200,000
                      Arizona--0.8%
     4,000,000        Apache County, AZ IDA, (Tucson Electric Power Co.),
                      (Series 1983B), (Bank of New York LOC), Weekly VRDN
                      3.05%, 2/7/2006                                                4,000,000
                      California--0.0%
      100,000         Metropolitan Water District of Southern California,
                      (Series 2001 B-1), (Dexia Credit Local LIQ), Weekly
                      VRDN 2.95%, 2/7/2006                                            100,000
                      Kentucky--0.3%
     1,500,000        Kentucky Economic Development Finance Authority,
                      (Baptist Healthcare System), (Series 1999C), (MBIA
                      Insurance Corp. INS, National City Bank, Ohio LIQ),
                      Daily VRDN 3.08%, 2/1/2006                                     1,500,000
                      Massachusetts--0.7%
     3,800,000        Commonwealth of Massachusetts, (Series 2000A),
                      (Landesbank Baden-Wuerttemberg (Guaranteed) LIQ),
                      Daily VRDN 3.08%, 2/1/2006                                     3,800,000
                      Missouri--0.5%
     2,900,000        University of Missouri, (Series 2000), Daily VRDN
                      3.05%, 2/1/2006                                                2,900,000
                      Pennsylvania--0.0%
      300,000         Philadelphia, PA Hospitals & Higher Education
                      Facilities Authority, (Children's Hospital of
                      Philadelphia), (Series 2003A), (JPMorgan Chase
                      Bank, N.A. LIQ), Daily VRDN 3.05%,  2/1/2006                    300,000
                      Tennessee--1.1%
     1,500,000        Sevier County, TN Public Building Authority, (Mt.
                      Juliet, TN), (Series IV-J-2), (AMBAC INS, JPMorgan
                      Chase Bank, N.A. LIQ), Daily VRDN 3.07%, 2/1/2006              1,500,000
     4,110,000        Sevier County, TN Public Building Authority, (Union
                      City, TN), (Series IV-E-3), (AMBAC INS, JPMorgan
                      Chase Bank, N.A. LIQ), Daily VRDN 3.07%, 2/1/2006              4,110,000
                          TOTAL                                                      5,610,000
                      Utah--1.4%
     5,100,000        Emery County, UT, (Pacificorp), (Series 1994),
                      (AMBAC INS, Bank of Nova Scotia, Toronto LIQ),
                      Daily VRDN 3.07%, 2/1/2006                                     5,100,000
     2,100,000        Salt Lake County, UT, (BP Amoco Corp.), PCR Bonds
                      (Series 1994B), Daily VRDN 3.05%, 2/1/2006                     2,100,000
                          TOTAL                                                      7,200,000
                          TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)            34,310,000
                               TOTAL INVESTMENTS -
                          98.9%
                           (IDENTIFIED COST $492,175,216)(5)                        518,990,374
                          OTHER ASSETS AND LIABILITIES - NET - 1.1%                  5,528,261
                          TOTAL NET ASSETS - 100%                              $    524,518,635

==============================================================================

At January 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $5,739,533 which represents 1.1% of total net assets.

2    Non-income producing security.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts. At January 31, 2006 the Fund had the following open futures contracts:

                           Number   Notional       Expiration    Unrealized
        Contracts          of       Value          Date          Appreciation
                           Contracts
        ------------------------------------------------------------------------
        ------------------------------------------------------------------------
        (2)US Treasury     150      $16,265,625    March 2006    $36,096
        Notes 10 Year
        Futures
        ------------------------------------------------------------------------

4    Current rate and next reset date shown for variable rate demand notes.

5 The cost of investments for federal tax purposes amounts to $492,173,787. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $26,816,587. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,382,104 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,565,517.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2006 is as follows:

Security                                        Acquisition Date     Acquisition
                                                Date                 Cost
California Statewide Communities                08/26/2005            $1,245,440
Development Authority, (Thomas Jefferson
School of Law), Refunding Revenue Bonds
(Series 2005B), 4.875%, 10/01/2031
Director of the State of Nevada Department      12/23/2004             1,280,090
of Business and Industry, (Las Ventanas
Retirement Community), Revenue Bonds
(Series 2004A), 7.000%, 11/15/2034
New York City, NY IDA, (7 World Trade           03/15/2005             2,500,000
Center LLC), Liberty Revenue Bonds (Series
A), 6.500%, 03/01/2035




The following acronyms are used throughout this portfolio:

ADR         --American Depositary Receipt
AMBAC       --American Municipal Bond Assurance Corporation
EDA         --Economic Development Authority
FGIC        --Financial Guaranty Insurance Company
FHA         --Federal Housing Administration
FSA         --Financial Security Assurance
GO          --General Obligation
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDFA        --Industrial Development Finance Authority
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
LT          --Limited Tax
PCR         --Pollution Control Revenue
PRF         --Prerefunded
PSFG        --Permanent School Fund Guarantee
Q-SBLF      --Qualified State Bond Loan Fund
UT          --Unlimited Tax
VRDN        --Variable Rate Demand Note




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        March 23, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        March 23, 2006